Stock Incentive Plans - Narrative (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 13, 2023	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)				21,268,716		90,367,632
Stock based compensation expense				$ 1,431	$ 2,276	$ 25,778	$ 11,194	$ 7,720
Weighted average grant date fair value of stock options (in dollars per share)				$ 15.79	$ 26.87
Outstanding Series A Preferred Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)				1,347,618		23,306,661
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period				3 years 8 months 12 days
Grants in period (in shares)				471,104		1,054,600
Grants in period (in dollars per share)				$ 19.8		$ 1.13
Estimated forfeitures rate				10.00%		10.00%
Unrecognized compensation expense				$ 6,500		$ 0
Common stock | Outstanding Series A Preferred Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested employee stock options				$ 8,300		$ 1,400
Weighted average period				3 years 4 months 24 days		2 years 4 months 24 days
Series A Preferred Stock | Outstanding Series A Preferred Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested employee stock options				$ 800		$ 1,000
Weighted average period				1 year 4 months 24 days		2 years 6 months
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)												40,341
Number of shares authorized, increase (in shares)	215,903	6,121,697	4,944,919
Total (in shares)				19,446		22,504,503
2016 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting term						4 years
Grants in period (in shares)						1,054,600
Grants in period (in dollars per share)						$ 1.13
Employment Inducement Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)				113,927		4,500,858
Total (in shares)						60,833				66,667	39,166
Old Cartesian Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)				23,707		3,848,809
Award vesting term				4 years		4 years
Award expiration term				10 years		10 years
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)				14,112.299		14,112.299
Unrecognized compensation expense related to unvested employee stock options									$ 2,600
Stock based compensation expense				$ 400		$ 200
Old Cartesian Plan | Old Cartestian | Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)									776,865
Old Cartesian Plan | Old Cartestian | Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)									14,112.299